Segment Information - Segment Reporting Information of Revenue and Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended										3 Months Ended			3 Months Ended			3 Months Ended			11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013 South Africa	Dec. 31, 2012 South Africa	Mar. 31, 2013 Australia	Mar. 31, 2012 Australia	Dec. 31, 2012 Australia	Mar. 31, 2013 The Netherlands	Mar. 31, 2012 The Netherlands	Dec. 31, 2012 The Netherlands	Mar. 31, 2013 U.S. operations	Mar. 31, 2012 U.S. operations	Dec. 31, 2012 U.S. operations	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor South Africa	Dec. 31, 2012 Successor South Africa	Dec. 31, 2011 Successor Australia	Dec. 31, 2012 Successor Australia	Dec. 31, 2011 Successor The Netherlands	Dec. 31, 2012 Successor The Netherlands	Dec. 31, 2011 Successor U.S. operations	Dec. 31, 2012 Successor U.S. operations	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Jan. 31, 2011 Predecessor South Africa	Dec. 31, 2010 Predecessor South Africa	Jan. 31, 2011 Predecessor Australia	Dec. 31, 2010 Predecessor Australia	Jan. 31, 2011 Predecessor The Netherlands	Dec. 31, 2010 Predecessor The Netherlands	Jan. 31, 2011 Predecessor U.S. operations	Dec. 31, 2010 Predecessor U.S. operations
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales											$ 110		$ 108	$ 79		$ 65	$ 125		$ 187	$ 230					$ 298	$ 475	$ 443	$ 275	$ 248							$ 33	$ 317	$ 15	$ 209
Total	108	267	470	482	487	429	434	383	465	428												1,543	1,832									108	1,218
Property, plant and equipment, net and mineral leaseholds, net			2,737	2,862							1,169	1,263	1,317		1,348	52		55	199		196	542	2,862		1,263	304	1,348	54	55	184	196
Net Sales																														$ 793	$ 843									$ 60	$ 692